Schedule of Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income / (loss) available to common stockholders, basic	$ 12,507	$ (12,893)	$ (6,982)
Weighted average number of common shares, basic	10,613,672	8,994,768	5,387,031
Net Income / (loss) per common share, basic	$ 1.18	$ (1.43)	$ (1.30)
Net income / (loss) available to common stockholders, diluted	$ 13,392	$ (12,893)	$ (6,982)
Net income / (loss)	$ 13,392	$ (12,338)	$ (6,900)
Weighted average number of common shares, diluted	12,640,581	8,994,768	5,387,031
Net Income / (loss) per common share, diluted	$ 1.06	$ (1.43)	$ (1.30)